REVENUE - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract balances [Line Items]
Opening balance	$ 291	$ 292
Additions (net in the period)	59	64
Disposition (Note 9)	(92)	0
Revenue recognized from contract liabilities	(64)	(65)
Closing balance	194	291
Less current portion	(56)	(71)
Ending balance	138	220
Take-or-Pay
Contract balances [Line Items]
Opening balance	3	3
Additions (net in the period)	2	0
Disposition (Note 9)	(2)	0
Revenue recognized from contract liabilities	0	0
Closing balance	3	3
Less current portion	(3)	(3)
Ending balance	0	0
Other Contract Liabilities
Contract balances [Line Items]
Opening balance	288	289
Additions (net in the period)	57	64
Disposition (Note 9)	(90)	0
Revenue recognized from contract liabilities	(64)	(65)
Closing balance	191	288
Less current portion	(53)	(68)
Ending balance	$ 138	$ 220